Earnings (Loss) Per Share (Details) - Schedule of Earnings Per Share ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2023 CNY (¥) ¥ / shares shares	Aug. 31, 2023 USD ($) $ / shares shares	Aug. 31, 2022 CNY (¥) ¥ / shares shares	Aug. 31, 2021 CNY (¥) ¥ / shares shares
Numerator used in basic and diluted earnings/(loss) per share:
Net loss attributable to Bright Scholar Education Holdings Limited from continuing operations	¥ (395,134)		¥ (709,340)	¥ (540,768)
Net income attributable to Bright Scholar Education Holdings Limited from discontinued operations				487,963
Net income/(loss) attributable to Bright Scholar Education Holdings Limited shareholders	¥ (395,134)	$ (54,440)	¥ (709,340)	¥ (52,805)
Shares (denominator):
Weighted average ordinary shares outstanding used in calculating earnings/(loss) per share—basic | shares	118,669,795	118,669,795	118,697,495	119,220,331
Net loss from continuing operations attributable to ordinary shareholders basic | (per share)	¥ (3.33)	$ (0.46)	¥ (5.98)	¥ (4.54)
Net income from discontinued operations attributable to ordinary shareholders basic | (per share)				4.09
Net income/(loss) attributable to Bright Scholar Education Holdings Limited shareholders basic | (per share)	¥ (3.33)	$ (0.46)	¥ (5.98)	¥ (0.45)